ANNUAL REPORT

                      LEGACY MINNESOTA MUNICIPAL BOND FUND

                               SEPTEMBER 30, 2001


                                TABLE OF CONTENTS

Shareholder Letter............................................................ 1

Cumulative Rate of Return Graph............................................... 2

Statement of Assets and Liabilities........................................... 3

Statement of Operations....................................................... 4

Statement of Changes in Net Assets............................................ 5

Financial Highlights.......................................................... 6

Schedule of Investments....................................................... 7

Notes to the Financial Statements.............................................12

Report of Independent Public Accountants......................................16



                               NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

For more information about the Funds, please call 1-800-595-5552 to obtain a Prospectus. The Prospectus contains more complete information about the Fund, including fees and expenses, and should be read carefully before investing or sending money.


September 30, 2001


Dear Shareholder:

The enclosed annual report contains detailed information on your fund including its performance, expenses and holdings for the fiscal year ending September 30, 2001.

During the past year, your portfolio managers continued their strategy of reducing the number of bonds in the portfolio. This action has reduced the operating expenses of the fund. In addition, during the first part of the fiscal year, your managers were able to extend the average maturity of the portfolio to capture higher yields available at that time and improve the credit quality of the holdings.

Due to the slowing economy, the Federal Reserve reduced the Fed Funds rate by 350 basis points from its first easing in January 2001 through September 30, 2001. The effect of lower interest rates has been to increase the price of the municipal bonds and subsequently the Net Asset Value (NAV) of the fund. Now, as interest rates are at historic lows (and prices are at historic highs), your managers are starting to take advantage of some selling opportunities. Our strategies over the past year have added value as interest rates have fallen and the Net Asset Value of the fund has improved to $10.04. Thus, for the year ended September 30, 2001 the fund has achieved a total return of 8.23% compared to 9.21% for the Lipper Minnesota Municipal Debt Fund Index.

Going forward, your managers will be looking for opportunities to enhance the current income of the portfolio, consistent with preservation of capital and prudent investment management goals. We will look for opportunities to improve yield without significantly reducing the fund's high credit quality. We intend to utilize a low-turnover and high credit quality strategy while taking advantage of different opportunities in the marketplace.

We believe that tax-exempt bonds offer an excellent value for investors in higher tax brackets. We thank you for your business and appreciate the opportunity to be of service to you.

Sincerely,


/s/Kenneth Nelson
-----------------------------
Kenneth Nelson
President
Bremer Investment Funds, Inc.

[GRAPH]
                      LEGACY MINNESOTA MUNICIPAL BOND FUND

            Legacy Fund         Legacy Fund              Lipper Minnesota
             (No-Load)      (Load-Adjusted 2.75%)      Municipal Debt Fund

4/12/99      $10000               $ 9725                      $10000
6/30/99      $ 9910               $ 9637                      $ 9834
9/30/99      $ 9904               $ 9632                      $ 9562
12/31/99     $ 9873               $ 9602                      $ 9562
3/31/00      $10048               $ 9772                      $ 9803
6/30/00      $10160               $ 9880                      $ 9911
9/30/00      $10345               $10060                      $10137
12/31/00     $10686               $10392                      $10549
3/31/01      $10905               $10605                      $10741
6/30/01      $10963               $10661                      $10887
9/30/01      $11196               $10888                      $11071

This chart assumes an initial gross investment of $10,000 made on 4/22/99 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                            Average Annual Rate of Return (%)
                               One Year Ended                Since Inception* to
                             September 30, 2001               September 30, 2001

Legacy Fund (No-Load)                8.23%                           4.67%

Legacy Fund
(Load-Adjusted 2.75%)                5.30%                           3.51%

Lipper Minnesota Municipal
 Debt Fund**                         9.21%                           4.20%

      * April 12, 1999.

     ** The Lipper Minnesota Municipal Debt Fund Index is an unmanaged, equally weighted index comprised of the top ten Minnesota Municipal Bond Funds with an average duration of 8.0 years. The index cannot be invested in directly.

Note: Income from this fund may be subject to Alternative Minimum Tax, if applicable.

--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001

--------------------------------------------------------------------------------

ASSETS:
      Investments, at value
         (Cost of $48,532,504)                                       $49,787,519
      Cash                                                                67,603
      Interest receivable                                                642,849
      Other assets                                                           258
                                                                   -------------
             Total assets                                             50,498,229
                                                                   -------------
LIABILITIES:
      Payable to Investment Adviser                                       23,114
      Dividends payable                                                  151,361
      Accrued expenses and other liabilities                              52,000
                                                                   -------------
             Total liabilities                                           226,475
                                                                   -------------

NET ASSETS                                                           $50,271,754
                                                                   =============
NET ASSETS CONSIST OF:
      Capital stock                                                   48,892,354
      Distributions in excess of book net investment income            (230,830)
      Accumulated undistributed net realized gain on
        investments                                                      355,215
      Net unrealized appreciation on investments                       1,255,015
                                                                   -------------
             Total net assets                                        $50,271,754
                                                                   =============

      Shares outstanding
             (50 million shares authorized for each Fund,
                 $.0001 par value)                                     5,007,401
      Net asset value and redemption price per share                   $   10.04
                                                                   =============

      Maximum offering price per share                                 $   10.32
                                                                   =============
                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended September 30, 2001
--------------------------------------------------------------------------------


INVESTMENT INCOME:
      Interest income                                               $  2,437,804
                                                                    ------------

EXPENSES:
      Investment advisory fees                                           284,033
      Shareholder servicing and accounting fees                           64,662
      Administration fees                                                 29,142
      Professional fees                                                   27,281
      Reports to shareholders                                             17,773
      Distribution fees                                                   10,893
      Custody fees                                                         9,178
      Directors' fees and expenses                                         2,805
      Other                                                                  994
      Federal and state registration fees                                    152
                                                                    ------------
           Total expenses                                                446,913
                                                                    ------------
NET INVESTMENT INCOME                                                  1,990,891
                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments                                   261,233
      Change in unrealized appreciation on investments                 1,835,213
                                                                    ------------
           Net realized and unrealized gain on investments             2,096,446
                                                                    ------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                     $  4,087,337
                                                                    ============
                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Year Ended        Year Ended
                                                                         September 30,     September 30,
                                                                             2001              2000
                                                                       ---------------    -------------
OPERATIONS:
     Net investment income                                                $  1,990,891     $  2,142,287
     Net realized gain (loss) on investments                                   261,233         (549,985)
     Change in unrealized appreciation on investments                        1,835,213          781,726
                                                                       ----------------   -------------
        Net increase in net assets resulting from operations                 4,087,337        2,374,028
                                                                       ----------------   -------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                                  (1,990,891)      (2,142,286)
     Distributions in excess of book net investment income                    (151,115)        (282,143)
     Distributions from net realized capital gains                            (176,485)
                                                                       ----------------    -------------
        Total dividends and distributions                                   (2,318,491)      (2,424,429)
                                                                       ----------------    -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                               4,936,338        6,043,531
     Proceeds from shares issued to holders in reinvestment of
        dividends                                                              129,676            1,836
     Cost of shares redeemed                                                (8,904,188)     (10,874,733)
                                                                       ----------------    -------------
        Net (decrease) in net assets resulting from
        capital share transactions                                          (3,838,174)      (4,829,366)
                                                                       ----------------    -------------

TOTAL (DECREASE) IN NET ASSETS                                              (2,069,328)      (4,879,767)
                                                                       ----------------    -------------


NET ASSETS:
     Beginning of period                                                    52,341,082       57,220,849
                                                                       ----------------    ------------

     End of period (including distributions in excess of book
        net investment income of $230,830 and $292,925, respectively)    $  50,271,754     $ 52,341,082
                                                                         ==============    ============

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             ------------------------------------------
                                                                    Year Ended         April 12, 1999(1)
                                                                   September 30,           through
                                                             -------------------------  September 30,
                                                                 2001          2000         1999
                                                             ------------  -----------  ------------
PER SHARE DATA:
     NET ASSET VALUE, BEGINNING OF PERIOD                          $9.70         $9.71       $10.00
                                                             ------------  -----------  ------------

     INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)                               0.37          0.40         0.16
         Net realized and unrealized gain (loss)
            on investments                                          0.41          0.02        (0.26)
                                                             ------------  -----------  ------------
                Total from investment operations                    0.78          0.42        (0.10)
                                                             ------------  -----------  ------------
     LESS DISTRIBUTIONS:
         Dividends from net investment income                      (0.37)        (0.40)       (0.16)
         Distributions in excess of net investment income          (0.04)        (0.03)       (0.03)
         Distributions from net realized gain                      (0.03)
                                                                                     -            -
                                                             ------------  -----------  ------------
                Total distributions                                (0.44)        (0.43)       (0.19)
                                                             ------------  -----------  ------------

     NET ASSET VALUE, END OF PERIOD                               $10.04         $9.70        $9.71
                                                             ============  ===========  ============

TOTAL RETURN                                                        8.23%         4.44%      (0.96%)(2)

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                               $50,271,754   $52,341,082  $57,220,849
     Ratio of net expenses to average net assets                    0.87%         0.83%        0.88%(3)
     Ratio of net investment income to average net assets           3.86%         3.93%        3.53%(3)
     Portfolio turnover rate                                       29.46%        22.30%       18.86%

   1 Commencement of operations.
   2 Not Annualized.
   3 Annualized.
                      See Notes to the Financial Statements.

--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------

Principal
  Amount                                                                            Value
---------    LONG-TERM INVESTMENTS - 97.6%                                      -------------

             MUNICIPAL BONDS - 97.6 %

             EDUCATION - 13.2%
$1,300,000   Alexandria Minnesota Independent School District No. 206
                Series A, 5.375%, 02/01/13                                         $1,377,363
 1,000,000   Anoka Hennepin Minnesota Independent School District No. 11
                Series A, 5.250%, 02/01/11                                          1,079,650
   630,000   Anoka Hennepin Minnesota Independent School District No. 11
                Series A, 5.500%, 02/01/14                                            675,574
 1,000,000   Elk River Minnesota Independent School District No. 728
                Series A, 5.000%, 02/01/16                                          1,020,870
 1,110,000   Minneapolis Minnesota Special School District No. 001
                 Series A, 5.900%, 02/01/12                                         1,230,646
 1,015,000   Northfield Minnesota Independent School District No. 659
                 5.000%, 02/01/16                                                   1,033,879
   205,000   St. Paul Minnesota Independent School District No. 625
                 Series B, 6.000%, 02/01/05                                           213,618
                                                                                -------------

                                                                                    6,631,600
                                                                                -------------
             EDUCATION (HIGHER) - 7.2%
  250,000    Minnesota State Higher Education Facility Authority
                Series 3-R2, 5.350%, 09/01/06                                         261,710
  800,000    Minnesota State Higher Education Facility Authority
                Series 3-R1, 5.350%, 10/01/06                                         838,736
  500,000    Minnesota State Higher Education Facility Authority
                Series 4-N, 5.300%, 11/01/12                                          523,750
1,000,000    Minnesota State Higher Education Facility Authority
                Series 4-N, 5.400%, 11/01/14                                        1,053,330
  720,000    Minnesota State Higher Education Facility Authority
                Series 4-L, 5.350%, 10/01/17                                          731,794
  225,000    Northfield Minnesota College Facility
                6.150%, 10/01/05                                                      236,376
                                                                                -------------

                                                                                    3,645,696
                                                                                -------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------

Principal
  Amount                                                                            Value
---------                                                                       -------------
             ELECTRIC - 11.9%
$ 500,000    Northern Municipal Power Agency Minnesota Electric
                Series A, 5.400%, 01/01/02                                          $ 503,865
  750,000    Northern Municipal Power Agency Minnesota Electric
                5.500%, 01/01/07                                                      816,383
1,000,000    Northern Municipal Power Agency Minnesota Electric
                5.400%, 01/01/16                                                    1,053,450
  395,000    Southern Minnesota Municipal Power Agency Power Supply
                Series B, 5.800%, 01/01/07                                            414,904
1,165,000    Southern Minnesota Municipal Power Agency Power Supply
                5.000%, 01/01/09                                                    1,210,389
1,835,000    Western Minnesota Municipal Power Agency
                Series A, 5.500%, 01/01/11                                          1,967,157
                                                                                -------------

                                                                                    5,966,148
                                                                                -------------
             HOSPITAL - 11.3%
  500,000    Duluth Minnesota Economic Development Authority Health Care Facilities
                6.000%, 02/15/12                                                      530,005
1,000,000    Minneapolis-St. Paul Minnesota Housing & Redevelopment Health Care System
                Series A, 5.000%, 11/15/06                                          1,057,130
1,000,000    Robbinsdale Minnesota Hospital
                Series B, 5.300%, 05/15/07                                          1,050,170
1,145,000    Rochester Minnesota Health Care Facilities
                Series I, 5.800%, 11/15/07                                          1,274,832
  900,000    Saint Cloud Minnesota Hospital Facilities
                Series A, 5.000%, 07/01/12                                            930,159
  800,000    St. Paul Minnesota Housing & Redevelopment Authority Hospital
                5.300%, 05/15/06                                                      842,608
                                                                                -------------

                                                                                    5,684,904
                                                                                -------------
             HOUSING - 17.7%
   25,000    Burnsville Minnesota Multi-Family Housing
                5.375%, 07/01/04                                                       26,115
   35,000    Coon Rapids Minnesota Single Family Housing
                5.700%, 09/01/04                                                       36,825
1,210,000    Maple Grove Minnesota Housing & Redevelopment Authority
                5.550%, 02/01/17                                                    1,263,627
  250,000    Minneapolis Minnesota Refunding Laurel Village
                Series 1992, 5.750%, 09/01/10                                         256,855
   30,000    Minneapolis Minnesota Multi-Family Housing
                6.750%, 10/01/01                                                       30,000

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------

Principal
  Amount                                                                            Value
---------                                                                       -------------
            HOUSING (continued) - 17.7%
$310,000    Minnesota State Housing Agency
                Series E, 5.250%, 08/01/02                                       $    315,010
  250,000    Minnesota State Housing Agency
                4.950%, 01/01/03                                                      254,640
  160,000    Minnesota State Housing Agency
                5.200%, 07/01/03                                                      164,363
  200,000    Minnesota State Housing Agency
                Series C, 5.300%, 01/01/04                                            207,170
  220,000    Minnesota State Housing Agency
                Series D, 5.150%, 02/01/04                                            227,638
  300,000    Minnesota State Housing Agency
                Series C, 5.300%, 07/01/04                                            313,038
  240,000    Minnesota State Housing Agency
                Series F, 5.450%, 07/01/04                                            251,362
  240,000    Minnesota State Housing Agency
                Series F, 5.550%, 07/01/05                                            253,030
  135,000    Minnesota State Housing Agency
                Series A, 5.500%, 01/01/08                                            145,387
  325,000    Minnesota State Housing Agency
                Series A, 5.600%, 07/01/09                                            348,842
  595,000    Minnesota State Housing Agency
                Series B, 5.000%, 07/01/13                                            613,445
  555,000    Minnesota State Housing Agency
                6.000%, 01/01/16                                                      584,709
1,750,000    Minnesota State Housing Agency
                5.350%, 07/01/17                                                    1,774,237
  500,000    St. Paul Minnesota Housing & Redevelopment Authority
                5.100%, 09/01/03                                                      525,730
  650,000    St. Paul Minnesota Housing & Redevelopment Authority
                Series J, 5.125%, 03/01/12                                            672,438
  630,000     Washington County Minnesota Housing & Redevelopment Authority
                5.000%, 02/01/06                                                      646,172
                                                                                -------------

                                                                                    8,910,633
                                                                                -------------
             PUBLIC FACILITIES & IMPROVEMENTS - 18.0%
  525,000    Bemidji Minnesota Lease
                5.700%, 12/01/17                                                      557,555
  500,000    Bloomington Minnesota
                5.500%, 02/01/08                                                      528,070

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
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SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------

Principal
  Amount                                                                            Value
---------                                                                       -------------
             PUBLIC FACILITIES & IMPROVEMENTS (continued) - 18.0%
$ 725,000    Metropolitan Council Minnesota
                Series C, 5.400%, 02/01/13                                       $    762,569
  805,000     Minneapolis Minnesota
                5.000%, 12/01/06                                                      870,608
  500,000    Minneapolis Minnesota
                6.250%, 10/01/07                                                      518,830
1,250,000    Minneapolis Minnesota Capital Appreciation*
                Series B, 0.000%, 12/01/08                                            944,625
1,900,000    Minnesota Agricultural & Economic Development
                Series A, 5.250%, 02/15/14                                          2,000,415
1,000,000    Minnesota State
                5.000%, 11/01/10                                                    1,065,520
  750,000    Minnesota State
                5.250%, 08/01/12                                                      804,097
  400,000    Plymouth Minnesota
                7.000%, 04/01/12                                                      401,040
  560,000    Sartell Minnesota
                Series B, 5.000%, 02/01/09                                            583,828
                                                                                -------------

                                                                                    9,037,157
                                                                                -------------
             TRANSPORTATION - 5.9%
  345,000    Bloomington Minnesota Port Authority
                Series A, 5.350%, 02/01/13                                            354,843
2,000,000    Minneapolis - St. Paul Metropolitan Airports Commission
                Series C, 5.500%, 01/01/18                                          2,080,640
  500,000    Seaway Port Authority Duluth Minnesota
                Series B, 6.800%, 05/01/12                                            517,875
                                                                                -------------

                                                                                    2,953,358
                                                                                -------------
             WASTE DISPOSAL - 2.6%
  250,000    Anoka County Minnesota Solid Waste Disposal
                6.950%, 12/01/08                                                      255,027
  500,000    Hennepin County Minnesota Solid Waste Disposal
                5.750%, 10/01/10                                                      524,705
  500,000    Wright County Minnesota Solid Waste Disposal
                Series A, 5.400%, 12/01/06                                            532,335
                                                                                -------------

                                                                                    1,312,067
                                                                                -------------

                     See Notes to the Financial Statements.
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Legacy Minnesota Municipal Bond Fund
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SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------

Principal
  Amount                                                                            Value
---------                                                                       -------------

             WATER & SEWER - 9.8%
$ 770,000    Minnesota Public Facilities Authority Water Pollution Control
                5.000%, 03/01/10                                                 $    806,344
1,970,000    Minnesota Public Facilities Authority Water Pollution Control
                Series B, 5.350%, 03/01/12
                                                                                    2,059,477
1,000,000    Minnesota Public Facilities Authority Water Pollution Control
                Series B, 5.375%, 03/01/13
                                                                                    1,042,740
1,000,000    St. Cloud Minnesota Water & Sewer
                Series B, 5.000%, 08/01/13
                                                                                    1,034,400
                                                                                -------------

                                                                                    4,942,961
                                                                                -------------

             TOTAL MUNICIPAL BONDS
                  (Cost of $47,829,509)                                            49,084,524
                                                                                -------------

             TOTAL LONG-TERM INVESTMENTS
                  (Cost of $47,829,509)                                            49,084,524
                                                                                -------------

  Shares                                                                            Value
  ------     ----------------------------------------------------------         -------------
             SHORT-TERM INVESTMENTS - 1.4%
             ----------------------------------------------------------

             ----------------------------------------------------------
             INVESTMENT COMPANIES - 1.4%
             ----------------------------------------------------------

  702,995    Federated Minnesota Municipal Money Market                               702,995
                                                                                -------------

             TOTAL INVESTMENT COMPANIES
                  (Cost of $702,995)                                                  702,995
                                                                                -------------
             TOTAL SHORT-TERM INVESTMENTS
                  (Cost of $702,995)                                                  702,995
                                                                                -------------

             TOTAL INVESTMENTS - 99.0%
                  (Cost of $48,532,504)                                            49,787,519
                                                                                -------------

             Other assets in excess of liabilities - 1.0%
                                                                                      484,235
                                                                                -------------

             TOTAL NET ASSETS - 100.0%                                            $50,271,754
                                                                                =============

           * Non-income producing security.

                      See Notes to the Financial Statements.



--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2001
--------------------------------------------------------------------------------


1.  ORGANIZATION

          Legacy Minnesota Municipal Bond Fund (the "Fund") is a series of Bremer Investment Funds, Inc. (the "Company"), an open-end management investment company which was incorporated on August 26, 1996, as a Maryland Corporation. The Fund commenced operations on April 12, 1999. The principal investment objective of the Fund is to provide current income exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital and prudent investment management. In addition to the Fund, the Company offers the Bremer Growth Stock Fund and the Bremer Bond Fund.
          Information with respect to these portfolios is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

          All assets of the common trust funds from Richfield Bank & Trust Company and Bremer Trust, N.A., were transferred to Bremer Investment Funds, Inc. as of April 12, 1999. The securities were transferred at market value, and the original cost basis was replaced with market.

          The costs incurred in connection with the organization, initial registration and public offering of shares for the Fund have been paid by Bremer Trust, N.A., the Investment Adviser.

2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     a) Investment Valuation - Debt securities (other than short-term investments) are valued at the most recently quoted bid prices furnished by an independent pricing service. For securities where market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2001
--------------------------------------------------------------------------------

     c) Written Option Accounting - The Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When the Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold). The Fund did not write any options during fiscal 2001.

     d) Income and Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

     e) Distributions to Shareholders - Dividends from net investment income of the Fund are declared daily and paid monthly. Distributions of the Fund's net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 2001, reclassifications were recorded to decrease distributions in excess of net investment income by $213,210, increase accumulated undistributed net realized gain on investments by $235,015 and decrease capital stock by $448,225. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified to capital stock.

     f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

          The revised AICPA Audit and Accounting Guide for Investment companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide could impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Fund.

--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2001
--------------------------------------------------------------------------------
3.  CAPITAL SHARE TRANSACTIONS

          Transactions in shares of the Fund for the year ended September 30, 2001, were as follows:

        Shares sold                                                                  496,589
        Shares issued to holders in reinvestment of dividends
                                                                                      13,137
        Shares redeemed                                                             (895,723)
                                                                                -------------
        Net increase                                                                (385,997)
                                                                                =============

        Transactions in shares of the Fund for the year ended September 30, 2000, were as follows:

        Shares sold                                                                  629,815
        Shares issued to holders in reinvestment of dividends
                                                                                         191
        Shares redeemed                                                           (1,132,301)
                                                                                -------------
        Net increase                                                                (502,295)
                                                                                =============

4.  INVESTMENT TRANSACTIONS

          The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the year ended September 30, 2001, were as follows:

        Purchases:
        U.S. Government                                                          $         -
        Other                                                                     14,862,745

        Sales:
        U.S. Government
                                                                                           -
        Other                                                                     17,568,146

        At September 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

        Appreciation                                                             $ 1,865,515
        (Depreciation)
                                                                                     (70,116)
                                                                                -------------
        Net appreciation on investments                                          $ 1,795,399
                                                                                =============

          At September 30, 2001, the cost of investments for federal income tax purposes was $47,992,120.

--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2001
--------------------------------------------------------------------------------
5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

          The Fund has entered into an Investment Advisory Agreement with Bremer Trust N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.55% as applied to the Fund's daily net assets. The Investment Adviser has engaged Richfield Bank & Trust Company to act as a sub-adviser to the Fund. The fees paid to the sub-adviser are included in the compensation the Fund pays to the Investment Adviser, as described above. Consequently, the services of the sub-adviser will be at no additional cost to shareholders of the Fund. Shareholders of the Fund are also subject to a maximum front-end sales charge of 2.75% of the offering price or 2.83% of the net asset value.

          Firstar Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

          The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. On November 24, 1998, the Fund entered into an agreement with Rafferty Capital Markets, LLC to distribute the Fund's shares. The Plan authorizes the Fund to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate is an annual rate of 0.02% of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the year ended September 30, 2001, $10,893 was incurred pursuant to the distribution agreement.

6.  RELATED PARTIES

          Richfield Bank & Trust Company and Bremer Trust, N.A. each had clients and affiliated clients that held 3,611,570 and 1,384,780 outstanding shares, respectively, of the Fund as of September 30, 2001.


                    Report of Independent Public Accountants



To the Board of Directors of the Bremer Investment Funds, Inc.
and the Shareholders of the Legacy Minnesota Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Legacy Minnesota Municipal Bond Fund (one of the portfolios constituting the Bremer Investment Funds, Inc., a Maryland corporation) as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Minnesota Municipal Bond Fund of the Bremer Investment Funds, Inc. as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.



/s/ ARTHUR ANDERSEN LLP
-----------------------------
ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
October 25, 2001



--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------

                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                                   Sub-Adviser
                         Richfield Bank & Trust Company
                            6625 Lyndale Avenue South
                               Richfield, MN 55423

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                         Independent Public Accountants
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                   Distributor
                          Rafferty Capital Markets, LLC
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                    Directors
                                Kenneth P. Nelson
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek
                                  David Melroe